Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 $ / shares	Jul. 03, 2024 CAD ($)
Subordinated Liabilities [Line Items]
Repayments of subordinated liabilities	$ 1,000	$ 1,179
Subordinated liabilities	8,377	8,228
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt	400	539
Subordinated liabilities	$ 8,377	8,228
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares			$ 5
3.803% Subordinated Notes due 2032 [member]
Subordinated Liabilities [Line Items]
Borrowings, interest rate basis	5-year mid-swap rate plus the reset premium noted.
3.803% Subordinated Notes due 2032 [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate	3.80%
Subordinated liabilities	$ 1,602	1,510
Series J Medium-Term Notes, First Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate	2.88%
Repayments of subordinated liabilities	$ 1,000
Percentage of redemption of principal amount plus unpaid accrued interest	100.00%
Subordinated liabilities		$ 999
Series M Medium-Term Notes, Second Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Interest rate	4.98%
Subordinated liabilities	$ 999
Series M Medium-Term Notes, Second Tranche [member] | Unsecured Subordinated Debt [Member]
Subordinated Liabilities [Line Items]
Subordinated debt earliest date of redemption at par value	Jul. 03, 2029
Subordinated liabilities				$ 1,000